Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 3,846,632	¥ 3,394,610
Carried at fair value	[1]	2,178,376	2,074,585
Total		6,025,008	5,469,195
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		4,008	8,066
Carried at fair value	[1]	4,946	1,514
Total		8,954	9,580
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		3,850,640	3,402,676
Carried at fair value	[1]	2,183,322	2,076,099
Total		6,033,962	5,478,775
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,045,787	915,962
Carried at fair value	[1]
Total		1,045,787	915,962
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		796,936	608,332
Carried at fair value	[1]
Total		796,936	608,332
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,003,909	1,870,316
Carried at fair value	[1]	2,178,376	2,074,585
Total		¥ 4,182,285	¥ 3,944,901

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.